Employee Compensation Plans (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Employee compensation plans
Total stock-based compensation	$ 2,079,351	$ 85,607	$ 99,853	$ 280,210
Research and development
Employee compensation plans
Total stock-based compensation			18,920	114,591
General and administrative
Employee compensation plans
Total stock-based compensation			80,933	165,619
Stock options | Research and development
Employee compensation plans
Total stock-based compensation	214,628	13,329
Stock options | General and administrative
Employee compensation plans
Total stock-based compensation	$ 1,864,723	$ 72,278